Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Dec. 31, 2020
Statement [Line Items]
Summary of Contractual Undiscounted Cash Flows of Financial Liabilities
The table below analyses the Group’s financial liabilities that will be settled into relevant maturity groupings based on the remaining period at the reporting date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Less than
	1 year	1 to 2 years	2 to 5 years	Over 5 years	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
At December 31, 2020
Borrowings	58,989	6,946	19,126	7,779	92,840
Derivative financial instruments	3	7	132	—	142
Lease liabilities	17,443	16,009	40,241	37,319	111,012
Trade, bills and other payables	19,010	—	—	—	19,010

	95,445	22,962	59,499	45,098	223,004

	Less than
	1 year	1 to 2 years	2 to 5 years	Over 5 years	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
At December 31, 2019
Borrowings	26,422	8,796	15,882	3,872	54,972
Derivative financial instruments	14	—	8	2	24
Lease liabilities	19,870	15,276	39,935	45,129	120,210
Trade, bills and other payables	20,811	—	—	—	20,811

	67,117	24,072	55,825	49,003	196,017

Summary of Market Equity Indices
The market equity indices for the following stock exchanges, at the close of business of the nearest trading day in the year to the end of the reporting period, and their respective highest and lowest points during the year were as follows:

	December 31, 2020	High/Low 2020	December 31, 2019	High/Low 2019
Hong Kong – Hang Seng Index	27,231	29,056/21,696	28,190	30,157/25,064
Shanghai – A Share Index	3,640	3,640/2,788	3,196	3,426/2,580

Summary of Equity Investments at Fair Value Through Other Comprehensive Income, Impact Deemed to be on Fair Value Reserve
The following table demonstrates the sensitivity to every 10% change in the fair values of the equity investments, with all other variables held constant, based on their carrying amounts at the end of the reporting period. For the purpose of this analysis, for the equity investments at fair value through other comprehensive income, the impact is deemed to be on the fair value reserve as at December 31, 2020.

	Carrying amount of equity investment	Increase/(decrease) in profit or loss		Increase/(decrease) in comprehensive income
	RMB million	RMB million		RMB million
2020
Investments listed in:
Hong Kong – Equity investment designated at fair value through other comprehensive income	457	—		34/	(34)
Shanghai – Financial asset at fair value through profit or loss	95	7/	(7)	—
Unlisted investments at fair value:
– Equity investment designated at fair value through other comprehensive income	538	—		40/	(40)
2019
Investments listed in:
Hong Kong – Equity investment designated at fair value through other comprehensive income	496	—		37/	(37)
Shanghai – Financial asset at fair value through profit or loss	121	9/	(9)	—
Unlisted investments at fair value:
– Equity investment designated at fair value through other comprehensive income	778	—		58/	(58)

Summary of Debt Ratio
The Group monitors capital on the basis of the debt ratio, which is calculated as total liabilities divided by total assets. The debt ratios as at the end of the reporting periods were as follows:

	December 31,	December31,
	2020	2019
	RMB million	RMB million
Total liabilities	225,496	212,539
Total assets	284,650	285,185

Debt ratio	79%	75%

Summary of Fuel price risk

	2020	2019
	Effect on other comprehensive income	Effect on other comprehensive income
	RMB million	RMB million
Fuel forward contracts	62	—

Summary of Credit Quality and the Maximum Exposure to Credit Risk Based on the Groups Credit Policy
The amounts presented are gross carrying amounts for financial assets and the exposure to credit risk.
At December 31, 2020

	12-month ECLs	Lifetime ECLs
	Stage 1	Stage 2	Stage 3	Simplified approach	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
Trade receivable*	—	—	47	1,077	1,124
Financial assets included in prepayments and other receivables – Normal **	2,067	274	111	—	2,452
Restricted bank deposits – Not yet past due	12	—	—	—	12
Cash and cash equivalents – Not yet past due	7,651	—	—	—	7,651
At December 31, 2019

	12-month ECLs	Lifetime ECLs
	Stage 1	Stage 2	Stage 3	Simplified approach	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
Trade receivable*	—	—	185	1,532	1,717
Financial assets included in prepayments and other receivables – Normal **	3,349	435	122	—	3,906
Restricted bank deposits – Not yet past due	6	—	—	—	6
Cash and cash equivalents – Not yet past due	1,350	—	—	—	1,350

Foreign currency risk.
Statement [Line Items]
Summary of Risk
The following tables detail the Group’s exposure to major currency risk at the reporting date:

	2020
	USD	EUR	SGD	JPY
	RMB million	RMB million	RMB million	RMB million
Trade receivables	10	2	—	2
Cash and cash equivalents	968	4	3	3
Other receivables	115	3	1	12
Other non-current assets	150	—	—	—
Trade and other payables	(108)	(1)	—	—
Lease liabilities	(36,267)	(8)	(85)	(142)
Borrowings	(375)	(2,664)	(2,466)	(3,162)

	2019
	USD	EUR	SGD	JPY
	RMB million	RMB million	RMB million	RMB million
Trade receivables	28	47	5	59
Cash and cash equivalents	635	63	5	10
Other receivables	2,065	3	1	13
Other non-current assets	180	—	—	—
Trade and other payables	(105)	(3)	—	(6)
Lease liabilities	(45,674)	—	(397)	(183)
Borrowings	(870)	(3,073)	(2,587)	(3,205)

Summary of Sensitivity Analysis of Risk	The following tables indicate the approximate change in the Group’s consolidated statement of profit or loss and other comprehensive income in response to a 1% appreciation or depreciation of the RMB against the following major currencies at the reporting date:

	2020		2019
	Effect on profit or loss	Effect on other comprehensive income	Effect on profit or loss	Effect on other comprehensive income
	RMB million	RMB million	RMB million	RMB million
If RMB (weakens)/strengthens against USD	(266)/266	—	(328)/328	41/(41)
If RMB (weakens)/strengthens a gainst JPY	(25)/25	—	(25)/25	—
If RMB (weakens)/strengthens a gainst EUR	(20)/20	—	(22)/22	—
If RMB (weakens)/strengthens against SGD	(19)/19	—	(22)/22	—

Interest Rate Risk [Member]
Statement [Line Items]
Summary of Risk
The following tables detail the interest rate profiles of the Group’s interest-bearing financial instruments at the reporting date:

	2020	2019
	RMB million	RMB million
Floating rate instruments
Cash and cash equivalents	7,651	1,350
Restricted bank deposits	12	6
Borrowings	(13,328)	(3,943)
Lease liabilities	(44,541)	(49,851)
Interest rate swaps at notional amount	4,504	6,194

	2020	2019
	RMB million	RMB million
Fixed rate instruments
Borrowings	(74,567)	(47,929)
Lease liabilities	(51,710)	(60,424)

Summary of Sensitivity Analysis of Risk
The following table indicates the approximate change in the Group’s profit or loss and other comprehensive income, taking the interest rate swap into consideration, if interest rate had been 25 basis points higher with all other variables held constant:

	2020		2019
	Effect on profit or loss	Effect on other comprehensive income	Effect on profit or loss	Effect on other comprehensive income
	RMB million	RMB million	RMB million	RMB million
Floating rate instruments	(94)	8	(98)	12